Operating expenses - Continuing operations (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees
Average number of employees	61,500	60,000	59,200
Average number of temporary employees	2,100	2,500	2,500
Number of employees	61,600	61,000	57,800
UK
Number and average number of employees
Number of employees	41,500	41,200	40,600
USA
Number and average number of employees
Number of employees	300	300	300
India
Number and average number of employees
Number of employees	16,900	15,700	13,500
Poland
Number and average number of employees
Number of employees	1,500	1,500	1,400
Republic of Ireland
Number and average number of employees
Number of employees	400	1,400	1,200
Rest of the World
Number and average number of employees
Number of employees	1,000	900	800
Ulster Bank RoI
Number and average number of employees
Number of employees	500	2,200	2,400
Operating segment | Retail Banking
Number and average number of employees
Number of employees	14,300	15,100	16,000
Operating segment | Private Banking
Number and average number of employees
Number of employees	2,400	2,300	2,000
Operating segment | Commercial & Institutional
Number and average number of employees
Number of employees	12,400	12,200	11,700
Operating segment | Central items & other
Number and average number of employees
Number of employees	32,500	31,400	28,100
Discontinued operations | Ulster Bank RoI
Number and average number of employees
Number of employees	0	400	700